Consolidated Statements of Operations and Comprehensive Loss - Schedule of Employee Benefits Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	€ 16,535,582	€ 13,210,345	€ 14,083,664
Wages and salaries [Member]
Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	10,416,490	8,192,143	6,863,423
Social security contributions (employer's share) [Member]
Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	1,282,973	944,712	672,534
Equity-settled share-based payment expenses [Member]
Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	4,065,807	3,414,488	6,044,356
Other [Member]
Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	€ 770,311	€ 659,002	€ 503,351